Provision for Pension Plan - Expected Contribution and Benefits (Detail) R$ in Thousands	Dec. 31, 2017 BRL (R$)
TCSPREV plan
Defined Benefit Plan Disclosure [Line Items]
2018	R$ 48,225
2019	47,856
2020	49,704
2021	51,621
2022	53,373
2023 until 2027	293,164
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
2018	208,535
2019	206,160
2020	212,574
2021	218,956
2022	225,217
2023 until 2027	1,212,616
PBS-Telemar Plan
Defined Benefit Plan Disclosure [Line Items]
2018	22,972
2019	23,849
2020	24,712
2021	25,568
2022	26,426
2023 until 2027	144,602
TelemarPrev Plan
Defined Benefit Plan Disclosure [Line Items]
2018	266,863
2019	274,123
2020	285,297
2021	296,944
2022	308,884
2023 until 2027	R$ 1,730,074